Condensed Financial Information of the Company Condensed Balance Sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	¥ 41,464	¥ 142,511
Shortterm investment	75,497	42,270
Receivables due from related parties	69	858
Prepayments and other current assets	16,030	16,159
Non-current assets:
Total assets	458,966	571,371
Current liabilities:
Accrued liabilities and other payables	25,152	27,606
Total liabilities	197,106	225,987
Commitments and Contingencies (Note 18)
Shareholders' equity
Additional paid-in capital	2,064,264	2,061,491
Treasury stock (US$ 0.0001 par value; 14,094,018 shares and 13,419,936 shares as of December 31, 2022 and 2023, respectively)	(11,502)	(12,010)
Accumulated deficit	(1,796,189)	(1,706,209)
Accumulated other comprehensive loss	(5,290)	(5,860)
Total 36Kr Holdings Inc.'s shareholders' equity	251,977	338,106
Total liabilities and shareholders' equity	458,966	571,371
Class A ordinary shares
Shareholders' equity
Ordinary shares	628	628
Class B ordinary shares
Shareholders' equity
Ordinary shares	66	66
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	9,683	23,365
Shortterm investment	10,624
Amount due from inter-company entities	527	515
Receivables due from related parties	54	52
Prepayments and other current assets	159	107
Non-current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	254,474	333,418
Total assets	275,521	357,457
Current liabilities:
Amount due to inter-company entities	19,448	16,149
Accrued liabilities and other payables	4,096	3,202
Total liabilities	23,544	19,351
Commitments and Contingencies (Note 18)
Shareholders' equity
Additional paid-in capital	2,064,264	2,061,491
Treasury stock (US$ 0.0001 par value; 14,094,018 shares and 13,419,936 shares as of December 31, 2022 and 2023, respectively)	(11,502)	(12,010)
Accumulated deficit	(1,796,189)	(1,706,209)
Accumulated other comprehensive loss	(5,290)	(5,860)
Total 36Kr Holdings Inc.'s shareholders' equity	251,977	338,106
Total liabilities and shareholders' equity	275,521	357,457
Parent company | Reportable legal entities | Class A ordinary shares
Shareholders' equity
Ordinary shares	628	628
Parent company | Reportable legal entities | Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 66	¥ 66